Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Feb. 14, 2017	May 11, 2015	Jan. 17, 2003	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	May 16, 2019	Feb. 13, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized	$ 61.7					$ 61.7
Unrecognized stock-based compensation expense, weighted average period	2 years 5 months 4 days
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			1,000,000.0							400,000
Limit of shares issued or to be issued pursuant to options granted (in shares)			1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (percentage)			100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)					6,000,000.0
Maximum number of shares per employee (in shares)					400,000
Maximum number of award as percentage of shares outstanding (percentage)					10.00%
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding	5 years 1 month 6 days	4 years 10 months 9 days
Weighted average fair value per option (USD per share)						$ 24.18
Exercisable - number of shares (in shares)	318,676					318,676
Exercisable - weighted average remaining contractual life	3 years 9 months 29 days
Exercisable - weighted average exercise price (USD per share)	$ 92.36					$ 92.36
Fully vested total intrinsic value	$ 33.1					$ 33.1
Intrinsic value of option exercised						$ 0.0	$ 3.5
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value (USD per share)	$ 11.78					$ 11.78
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding	8 years
Options outstanding fair value (USD per share)	$ 48.36					$ 48.36
Employee Stock Option | Award Date, All years excluding 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						5 years
Shares expiration period						8 years
Employee Stock Option | Non-executive directors | Award Date, 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Shares expiration period						8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)				4,100,000
Ordinary shares which have been reserved for issuance (in shares)				2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested						$ 4.8		$ 5.3
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested						$ 3.8		$ 14.3
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	83,334					83,334